Derivative Instruments - Carrying Amount and Cumulative Basis Adjustment for Fair Value Hedges - Terminated Interest Rate Swaps (Details) - USD ($) $ in Millions	Oct. 03, 2020	Sep. 28, 2019
Interest rate | Derivatives designated as hedges | Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Deferred (Gain) Loss on Discontinuation of Fair Value Hedge	$ 34	$ 37